Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II

GENERAL CABLE CORPORATION AND SUBSIDIARIES

Valuation and Qualifying Accounts

(in millions)

	For the Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Accounts Receivable Allowances:
Beginning balance	$38.3	$21.2	$25.1
Impact of foreign currency exchange rate changes	(1.9)	0.3	(0.2)
Provision	9.4	21.9	4.4
Write-offs	(6.6)	(5.1)	(8.1)

Ending balance	$39.2	$38.3	$21.2

Deferred Tax Valuation Allowance:
Beginning balance	$77.8	$40.0	$38.9
Additions charged to tax expense	26.0	31.6	6.5
Changes attributable to acquisitions and dispositions	—	0.4	—
Changes impacting equity and other movements	(8.8)	6.2	(4.1)
Reductions from utilization and reassessments	(1.2)	(0.4)	(1.3)

Ending balance	$93.8	$77.8	$40.0